Vessels (Tables)	9 Months Ended
Sep. 30, 2016
Property Plant And Equipment [Abstract]
Schedule of Vessels

		Accumulated	Net book
September 30, 2016	Cost	depreciation	value
Vessels	$6,136,517	$1,424,007	$4,712,510
Vessels under construction	300,679	—	300,679
Vessels	$6,437,196	$1,424,007	$5,013,189

		Accumulated	Net book
December 31, 2015	Cost	depreciation	value
Vessels	$6,149,625	$1,080,396	$5,069,229
Vessels under construction	209,119	—	209,119
Vessels	$6,358,744	$1,080,396	$5,278,348